Schedule of Investments (unaudited)	iShares® MSCI Austria ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
FACC AG(a)(b)	63,045	$718,621

Air Freight & Logistics — 3.2%
Oesterreichische Post AG(b)	50,694	2,622,887

Banks — 25.6%
BAWAG Group AG(c)	64,683	3,568,939
Erste Group Bank AG	339,949	13,924,052
Raiffeisen Bank International AG	152,391	3,613,114
		21,106,105
Chemicals — 3.2%
Lenzing AG(a)	19,566	2,647,643

Commercial Services & Supplies — 1.5%
DO & CO AG(a)(b)	13,510	1,213,211

Construction & Engineering — 0.9%
Porr AG(a)(b)	34,219	700,638

Construction Materials — 4.5%
Wienerberger AG	95,706	3,681,308

Diversified Telecommunication Services — 2.7%
Telekom Austria AG	255,565	2,234,521

Electric Utilities — 10.7%
EVN AG	61,661	1,494,401
Verbund AG	80,581	7,363,336
		8,857,737
Electrical Equipment — 0.9%
Zumtobel Group AG	78,192	781,880

Electronic Equipment, Instruments & Components — 2.0%
AT&S Austria Technologie & Systemtechnik AG	44,054	1,624,288

Energy Equipment & Services — 1.2%
Schoeller-Bleckmann Oilfield Equipment AG(a)	23,086	1,022,842

Food Products — 0.9%
Agrana Beteiligungs AG	32,920	781,208

Insurance — 4.3%
UNIQA Insurance Group AG	201,234	1,819,389
Vienna Insurance Group AG Wiener Versicherung Gruppe	62,318	1,759,253
		3,578,642
Security	Shares	Value

Machinery — 7.4%
ANDRITZ AG	64,599	$3,705,927
Palfinger AG	27,625	1,280,117
Semperit AG Holding	24,605	1,090,666
		6,076,710
Metals & Mining — 6.8%
voestalpine AG	124,243	5,589,094

Oil, Gas & Consumable Fuels — 12.3%
OMV AG	177,156	10,105,767

Real Estate Management & Development — 9.9%
CA Immobilien Anlagen AG	82,220	3,567,161
IMMOFINANZ AG(a)	123,774	2,764,244
S IMMO AG	70,744	1,871,409
		8,202,814
Total Common Stocks — 98.9%
(Cost: $77,112,813)		81,545,916

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	3,622,018	3,624,191
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	60,000	60,000
		3,684,191
Total Short-Term Investments — 4.5%
(Cost: $3,683,526)		3,684,191

Total Investments in Securities — 103.4%
(Cost: $80,796,339)		85,230,107

Other Assets, Less Liabilities — (3.4)%		(2,784,358)

Net Assets — 100.0%		$82,445,749

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued)	iShares® MSCI Austria ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,925,304	$700,023	(a)	$—	$(1,864)	$728	$3,624,191	3,622,018	$104,568	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	50,000	(a)	—	—	—	60,000	60,000	6		—
					$(1,864)	$728	$3,684,191		$104,574		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	18	06/18/21	$886	$14,533

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,927,645	$73,618,271	$—	$81,545,916
Money Market Funds	3,684,191	—	—	3,684,191
	$11,611,836	$73,618,271	$—	$85,230,107
Derivative financial instruments(a)
Assets
Futures Contracts	$14,533	$—	$—	$14,533

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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